Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Credit Suisse Trust
Entity Central Index Key	0000941568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2022
Document Effective Date	May 01, 2022
Prospectus Date	May 01, 2022
Commodity Return Strategy Portfolio | Class 1
Prospectus:
Trading Symbol	CCRSX
Commodity Return Strategy Portfolio | Class 2
Prospectus:
Trading Symbol	CCRRX